CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 454,822	$ 395,277	$ 693,835	$ 1,470,499	$ 2,878,161	$ 3,343,833
Cost of Revenue	302,332	290,594	607,071	1,056,202	2,204,391	2,353,056
Gross profit	152,490	104,683	86,764	414,297	673,770	990,777
OPERATING EXPENSES:
Consulting fees	68,544	36,921	128,875	173,937	363,701	583,350
Professional and legal fees	236,981	96,796	358,538	171,614	316,239	293,269
Investor relations	111,601	19,368	278,956	63,152	181,637	168,177
General and administrative	867,107	689,557	1,564,556	1,380,529	3,111,305	5,410,440
Operating expenses	1,284,232	842,642	2,330,925	1,789,232	3,972,882	6,455,236
LOSS FROM OPERATIONS	(1,131,742)	(737,959)	(2,244,161)	(1,374,935)	(3,299,112)	(5,464,459)
OTHER INCOME (EXPENSE):
Interest expense	(12,404)	(102,180)	(67,769)	(229,510)	(482,107)	(393,611)
Amortization of debt discount	0	(631,084)	0	(1,079,374)	2,174,273	1,662,068
Loss on settlement of debt	0	0	(151,727)	(41,264)	41,262	0
Gain (loss) on change in fair value of derivative liability and equity securities	0	291,634	(41,627)	(417,298)	1,552,249	(604,289)
Other income (expense)	(12,404)	(441,630)	(261,123)	(1,767,446)	(1,145,393)	(2,604,274)
INCOME (LOSS) BEFORE INCOME TAXES	(1,144,146)	(1,179,589)	(2,505,284)	(3,142,381)	(4,444,505)	(8,068,733)
Income taxes	0	0	0	0	0	0
NET INCOME (LOSS)	(1,144,146)	(1,179,589)	(2,505,284)	(3,142,381)	(4,444,505)	(8,068,733)
Loss (income) attributable to non-controlling interests	145,657	153,799	365,065	196,160	410,788	163,001
NET INCOME (LOSS) ATTRIBUTABLE TO SINGLEPOINT INC. STOCKHOLDERS	$ (998,489)	$ (1,025,790)	$ (2,140,219)	$ (2,946,221)	$ (4,033,717)	$ (7,905,732)
Net income (loss) per share - basic	$ (0.03)	$ (0.04)	$ (0.06)	$ (0.13)	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding - basic	38,213,035	24,075,925	36,400,337	23,489,688	2,209,230,173	1,504,104,112